NOTE 32. RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 32. RELATED PARTIES

NOTE 32. RELATED PARTIES

(a)	Parent and ultimate controlling party

On December 12, 2018, the shareholders of the Company approved the settlement of A$8,000,000 debt owed to Marvel Finance Limited ("MFL") by the issuance of 708,500 shares in the Company. As at December 31, 2018 2019 and 2020, MFL owned 2,201,412 shares, representing approximately 65.18%, 65.18% and 33.80%, respectively in the Company. MFL was the ultimate controlling party of the Group as at December 31, 2018 and 2019. However as at December 31, 2020 and the date of this report, MFL's shareholding in the Company decreased to 33.80% and 26.08% respectively and it is therefore not considered the ultimate controlling party of the Group.

(b)	Transactions with directors

During the years ended December 31, 2020, 2019 and 2018, the remuneration of directors of the Company is as follows:

	Company
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Short term benefits (1)	780,832	715,301	67,371
Post-employment benefits	-	-	-
Total	780,832	715,301	67,371

(1) The director remuneration relating to Mr. Con Unerkov, our CEO, is provided by a related company over which Mr. Cecil Ho, our Company Secretary and Chief Financial Officer has control.

(c)	Other related party transactions

During the years ended December 31, 2020, 2019 and 2018, the Group has the following material transactions with its related parties:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Revenue received from related parties (1)	8,490	-	41,291
General consultancy and management fee paid to a related party (1)	282,971	571,519	595,645
Purchase of products from related parties (1)	29,794	22,588	-
Interest charged by the ultimate holding company (1)	-	-	396,868
Interest income earned from the former ultimate holding company (1)	-	115,678	-
Purchase of plant and equipment from related parties (1)	-	-	512,561
Company Secretarial, taxation service and interim CFO fee paid to a related company (2)	-	40,000	117,663
Company Secretarial, taxation service and CFO fee paid to a related company (3)	607,659	523,196	-
Purchase of products from a related party (4)	274,417	501,062	-
Sales to a related party (5)	315,034

(1) Entities controlled over by former director, Dr. Herbert Ying Chiu LEE. The consultancy and management services transactions are carried at the current market value in the ordinary course of business.

(2) Mr. George Yatzis, former Company Secretary, is a director of the related party.

(3) An entity controlled by Mr. Cecil Ho, Company Secretary and CFO for providing professional services .

(4) An entity controlled by Mr. Zhang Wuhua, our director of the Company. The transactions are carried at the current market value in the ordinary course of business.

(5) The related party is one of the subsidiaries of our shareholder.

During the year, there were no interest income charged to MFL by the Group. For the year ended December 31, 2019, the Group charged MFL interest income for a total of A$115,678 charged in relation to 2 loans:

(i)

a loan of A$1,043,442 (HKD5,700,000) to Cystar International Limited (formerly known as Visumotion International Limited). This loan bears interest at 5% per annum, unsecured and payable on September 30, 2019. For the year ended December 31, 2019 the Company accrued interest income of A$76,533. This loan was repaid on September 30, 2019; and

(ii)	in 2018, a former Group company GOXD Technology Limited entered into a loan agreement to lend A$1,085,820 (HK$6,000,000) to Marvel Finance Limited, a company owned by the then controlling shareholder of the Company. The loan bears interest at 10% per annum, unsecured and payable on 30 September 2019. The Company accrued interest income of A$39,145 during the year ended December 31, 2019. This loan was repaid in September 30, 2019.

During the year 2020, the Company used a 3,000 sq. feet administrative and accounting office in Hong Kong which was the Group was charged US$60,000 for the second half of the year (2019: Nil). This office belongs to the family of Dr. Herbert Ying Chiu Lee. There is no written lease agreement, but a general understanding that there will be a 3 months notice period to vacate this office. The Company moved to another office in January 2021.

(d)	Amounts due from / to related companies

Other than the related party balances disclosed in Note 19 and 20, the other related party balances as of December 31, 2020 and 2019 are disclosed:

(i)

included in trade and other receivables in Note 12, there were amounts of A$14,245 (2019: A$15,585) in respect to trade and non-trade in nature respectively and were due from certain related companies in which our former director, Dr. Herbert Ying Chiu LEE has control. The amounts due from the related companies are unsecured, non-interest bearing and repayable on demand;

(ii)

included in other assets in Note 13, there was amount of A$603,600 (2019: A$650,183) in respect to trade in nature and was deposits paid to a related company in which our director, Mr. Michael Wuhua ZHANG has control.

(iii)	included in trade and other liabilities in Note 17, there was amount of A$5,329 (2019: A$91,463) in respect to trade in nature and was due to a related company in which our former director, Dr. Herbert Ying Chiu LEE has control. The amount due to the related company is unsecured, non-interest bearing and repayable on demand; and